Revenue Recognition	12 Months Ended
Dec. 31, 2023
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 3: - REVENUE RECOGNITION

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control is either transferred over time or at a point in time, which affects the revenue recognition schedule.

Costs to obtain contracts:

The Company capitalizes an asset for the incremental costs of obtaining a contract whenever such expenses are expected to be recovered. Capitalized costs derive primarily from sales commissions or incentives granted to employees and partners. The Company’s contracts with customers include performance obligations related to products and services, some of which are satisfied at a point in time and others over time. Commission costs related to performance obligations satisfied at a point in time are expensed at the time of sale, which is when revenue is recognized. Commission costs related to long-term service contracts and performance obligations satisfied over time are deferred and recognized on a systematic basis that is consistent with the transfer of the products or services to which the asset relates. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statements of income (loss).

Contract balances:

Deferred commission costs capitalized are periodically reviewed for impairment. As of December 31, 2023 and 2022, the deferred commission costs capitalized included within other long-term receivables in the consolidated balance sheets were $1,205 and $2,194, respectively. During the year ended December 31, 2023, the Company recorded new contract acquisition assets in the amount of $330 and amortized $1,319 of capitalized contract acquisition costs into sales and marketing expense. No impairment losses were recognized during such period.

The Company receives payments from customers based upon contractual payment schedules. Trade receivables are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer. Unbilled receivables include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced. As of December 31, 2023 and 2022, unbilled receivables balances amounted to $3,950 and $4,035, respectively and are included within trade receivables balance in the Company’s balance sheets.

As of December 31, 2023, the Company had $54,278 of remaining performance obligations not yet satisfied or partly satisfied related to revenues. The Company expects to recognize approximately 43% of this amount as revenues during the next 12 months and the rest thereafter.

During the year ended December 31, 2023, the Company recognized $6,063 that was included in deferred revenues (short-term contract liability) balance on January 1, 2023.

For disaggregation of revenues please see Note 13c2.